Fair Value Measurements (Details) - EBP 000 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 77,732,772	$ 70,039,411
Unfunded Commitments	0	0
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	70,325,841	64,515,750
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	68,011,129	62,290,298
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,314,712	2,225,452
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	70,325,841	64,515,750
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	68,011,129	62,290,298
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,314,712	2,225,452
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,406,931	$ 5,523,661